Mortgages Payable	12 Months Ended
Dec. 31, 2014
Mortgages Payable [Abstract]
Mortgage Notes Payable Disclosure [Text Block]
ortgages Payable

The Company reports the mortgage loans secured by certain MF Properties on its consolidated financial statements as Mortgages payable.  As of December 31, 2014, outstanding mortgage loans totaled approximately $76.7 million.   As of December 31, 2013, outstanding mortgage loans totaled approximately $57.1 million.

In June 2014, the Partnership refinanced the Eagle Village mortgage, extending the due date to September 1, 2015 and remitting a $400,000 principal payment.

In April 2014, the Company paid off in full the approximately $1.9 million mortgage which was collateralized by the Glynn Place Apartments, an MF Property.

In March 2014, the Partnership refinanced the Arboretum mortgage, extending the due date to March 28, 2017 with a fixed interest rate of 3.75% per annum.

In September 2013, the Partnership executed a $7.0 million promissory note related to the Woodland Park property. This promissory note carries a fixed interest rate of approximately 2.8% per annum plus 30-day London Interbank Offered Rate (“LIBOR”) which was approximately 0.2%per annum resulting in approximately 3.0% per annum at the date of closing which was extended to a August 1, 2017 maturity date. The Partnership has borrowed approximately $6.0 million as of December 31, 2014.
In April 2013, the Company executed an interest-only loan to borrow up to $25.5 million for a three year term at a variable interest rate secured by the student housing complex in Lincoln, Nebraska. As of December 31, 2014, the Company has borrowed approximately $25.5 million which requires principal payments beginning on April 1, 2016 and carries a maturity date of April 1, 2020 (Note 8). The Company also secured a $4.3 million tax-incremental financing loan which is for a term of five years, carries a fixed interest rate of approximately 4.7% per annum, requires principal payments commencing after 24 months and has a balloon payment due at maturity.

In February 2013, the Partnership obtained a $7.5 million loan secured by the The Colonial (f/k/a Maples on 97th) property. This loan is with an unrelated third party and carries a fixed annual interest rate of approximately 3.6% per annum maturing on February 10, 2016.

The following is a summary of the Mortgage Loans payable on MF Properties:

MF Property Mortgage Payables	Outstanding Mortgage Payable at December 31, 2014	Year Acquired	Stated Maturity	Effective Rate (1)

Arboretum	$17,182,764	2011	March 2017	3.75%
Eagle Village	8,224,671	2010	September 2015	4.35%
Residences of DeCordova	1,881,998	2008	June 2017	4.75%
Residences of Weatherford	6,043,673	2012	June 2017	4.75%
The 50/50 - Mortgage	25,500,000	2013	March 2020	3.25%
The 50/50 - TIF Loan	4,299,990	2014	December 2019	4.65%
The Colonial	7,500,000	2013	February 2016	3.55%
Woodland Park	6,074,738	2013	August 2017	2.96%
Total Mortgage Payable	$76,707,834

MF Property Mortgage Payables	Outstanding Mortgage Payable at December 31, 2013	Year Acquired	Stated Maturity	Effective Rate (1)

Arboretum	$17,500,000	2011	March 2014	5.32%
Eagle Village	8,828,435	2010	June 2014	4.04%
Glynn Place	1,845,058	2008	May 2014	2.81%
Residences of DeCordova	1,948,064	2012	February 2017	5.00%
Residences of Weatherford	6,268,311	2011	July 2015	5.90%
The 50/50	7,177,438	2013	March 2020	3.25%
The Colonial	7,500,000	2013	March 2016	3.47%
Woodland Park	6,020,014	2013	March 2014	2.97%
Total Mortgage Payable	$57,087,320

(1)  Represents the average effective interest rate, including fees, for the years ended December 31, 2014 and 2013 and excludes the effect of interest rate caps (Note 15).

The Company’s mortgages payable as of December 31, 2014, contractually mature over the next five years and thereafter as follows:

2015	$9,137,766
2016	8,366,349
2017	31,032,366
2018	797,312
2019	3,795,004
Thereafter	23,579,037
Total	$76,707,834

The Partnership expects each of the MF Properties to eventually be sold either to a not-for-profit entity or in connection with a syndication of LIHTCs. The proceeds from such sale will be utilized to retire any associated outstanding mortgage loan. Should a mortgage loan reach maturity prior to a sale of the associated MF Property, the Partnership would either seek to refinance such mortgage loan or utilize cash reserves to retire the loan. The Partnership expects to provide mortgage revenue bonds as part of an overall plan of financing the acquisition of a MF Property by a new property owner.